Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 26	$ 101
Income statement	38	(92)
Assets of businesses acquired	(3)
Statement of comprehensive income	4	13
Statement of changes in equity	5	3
Exchange and other adjustments	1	1
Ending balance	71	26
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	34	52
Income statement	1	(18)
Assets of businesses acquired	0
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	35	34
Deferred gains on investments [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	54	78
Income statement	2	(24)
Assets of businesses acquired	0
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	56	54
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(40)	(44)
Income statement	4	1
Assets of businesses acquired	0
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	1	3
Ending balance	(35)	(40)
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(20)	(27)
Income statement	0	(4)
Assets of businesses acquired	0
Statement of comprehensive income	2	10
Statement of changes in equity	0
Exchange and other adjustments	0	1
Ending balance	(18)	(20)
Undistributed earnings of subsidiaries [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		59
Income statement	2	(61)
Assets of businesses acquired	0
Statement of comprehensive income	0	(1)
Statement of changes in equity	0
Exchange and other adjustments	0	3
Ending balance	2
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(82)	(96)
Income statement	(2)	12
Assets of businesses acquired	(10)
Statement of comprehensive income	2	4
Statement of changes in equity	5	3
Exchange and other adjustments	0	(5)
Ending balance	(87)	(82)
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	98	120
Income statement	26	(22)
Assets of businesses acquired	(4)
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	120	98
Other intangibles [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	7	(5)
Income statement	9	13
Assets of businesses acquired	11
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	0	(1)
Ending balance	27	7
Application fees and contract costs [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(25)	(36)
Income statement	(4)	11
Assets of businesses acquired	0
Statement of comprehensive income	0
Statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	$ (29)	$ (25)